Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2011	Dec. 31, 2010
Common shares, authorized	110,000,000	110,000,000
Common shares, par value	€ 0.04	€ 0.04
Common shares, issued	55,377,020	52,931,881
Common shares, outstanding	55,377,020	52,931,881
Preferred shares, authorized	118,000	118,000
Preferred shares, par value	€ 40	€ 40
Preferred shares, issued	0	0
Financing Preferred [Member]
Financing preferred shares, authorized	8,000	8,000
Financing preferred shares, par value	€ 40	€ 40
Financing preferred shares, issued	0	0